CONDENSED STATEMENT OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 64,324	$ 45,772	$ 68,801	$ 56,338
Cost of revenues	12,418	8,544	12,365	10,583
Gross profit	51,906	37,228	56,436	45,755
Operating expenses:
Research and development	16,932	13,673	18,283	14,766
Sales and marketing	23,534	22,624	28,810	29,409
General and administrative	10,587	5,622	8,221	7,625
Total operating expenses	51,053	41,919	55,314	51,800
Loss from operations	853	(4,691)	1,122	(6,045)
Finance expenses, net	3,878	528	734	387
Total income (loss) before income taxes	(3,025)	(5,219)	388	(6,432)
Taxes on income	829	899	1,200	902
Net income loss	(3,854)	(6,118)	(812)	(7,334)
Accretion of preferred stock to redemption value	(52,993)	(3,873)	(7,297)	(2,007)
Net loss attributable to common stockholders, basic	(56,847)	(9,991)	(8,109)	(9,341)
Net loss attributable to common stockholders, diluted	$ (56,847)	$ (9,991)	$ (8,109)	$ (9,341)
Net loss per stock attributable to common stockholders – basic (in dollars per share)	$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)
Net loss per stock attributable to common stockholders – diluted (in dollars per share)	$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, basic (in shares)	13,157,022	11,973,921	11,986,185	11,880,295
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, diluted (in shares)	13,157,022	11,973,921	11,986,185	11,880,295